OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES
Maintenance and materials	$ (15,559)	$ (13,580)	$ (6,615)
Fees for services	(10,919)	(11,736)	(4,507)
Directors and Supervisory Committee's fees	(129)	(152)	(37)
Total fees for services, maintenance, materials and supplies	$ (26,607)	$ (25,468)	$ (11,159)